Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

22     Segment reporting

The Company’s operations are categorized into one industry segment, which is medical technology focused on magnetic resonance guided ablation procedures for the treatments to ablate the prostate gland, uterine fibroids, osteoid osteoma and nerves for palliative pain relief for patients with metastatic bone disease. The Company is managed geographically in Canada, Germany, USA, China and Finland.

For the year ended December 31, 2023:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Recurring - non-capital	230	5,126	1,450	6,806
Capital equipment	—	—	393	393
	230	5,126	1,843	7,199

For the year ended December 31, 2022:

	Canada	USA	Germany	Total
	$	$	$	$

Revenue
Recurring - non-capital	504	3,177	996	4,677
Capital equipment	986	218	800	2,004
	1,490	3,395	1,796	6,681

Other financial information by segment as at December 31, 2023:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	34,257	4,067	1,952	82	3,553	43,911
Intangible assets	490	—	—	—	—	490
Property and equipment	158	751	—	—	—	909
Right-of-use assets	616	—	—	—	—	616
Amortization of intangible assets	202	—	—	—	—	202
Depreciation of property and equipment	57	670	—	—	—	727
Depreciation of right-of-use assets	217	—	—	—	—	217

Other financial information by segment as at December 31, 2022:

	Canada	USA	Germany	China	Finland	Total
	$	$	$	$	$	$

Total assets	57,694	3,010	1,288	56	2,373	64,421
Intangible assets	680	—	—	—	—	680
Property and equipment	212	687	—	—	—	899
Right-of-use assets	818	—	—	—	—	818
Amortization of intangible assets	704	—	—	—	—	704
Depreciation of property and equipment	59	613	—	—	—	672
Depreciation of right-of-use assets	219	—	—	9	—	228